Acquisition, Cyber Incident and Other, Net - Schedule of Acquisition, Cyber Incident and Other, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisition, Litigation and Other Special Charges [Abstract]
Orion - transformation related costs (non-capitalizable costs)	$ 30,773	$ 21,147	$ 3,045
Closed site costs, excluding severance	21,878	5,102	6,873
Other, net	17,172	3,576	2,058
Orion - Oracle related costs (non-capitalizable costs)	12,292	37,040	10,884
Acquisition and integration related costs	9,310	8,906	5,094
Severance costs	7,659	6,608	4,795
Cyber incident related costs, net of insurance recoveries	4,809	(5,210)	28,877
Pension plan termination charges	0	0	2,461
Total acquisition, cyber incident, and other, net	$ 103,893	$ 77,169	$ 64,087